TAXES ON INCOME (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Deductions, Dividends	25.00%
Israeli Resident Corporations [Member]
Withholding Tax Rate	0.00%
Israeli Resident Individuals [Member]
Withholding Tax Rate	15.00%
Non Israeli Residents [Member]
Withholding Tax Rate	15.00%
Subsidiaries [Member]
Tax Credit Carryforward, Amount	6.7
Legislation Amendment 2011 [Member] | Year 2012 and There After [Member]
Effective Income Tax Rate, Continuing Operations	25.00%